Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of geographical areas [line items]
Net operating income	$ 25,551	$ 23,684	$ 26,745
UK
Disclosure of geographical areas [line items]
Net operating income	5,610	4,997	4,166
Hong Kong
Disclosure of geographical areas [line items]
Net operating income	7,476	7,080	8,703
US
Disclosure of geographical areas [line items]
Net operating income	1,993	2,039	2,435
France
Disclosure of geographical areas [line items]
Net operating income	1,228	1,056	697
– other countries
Disclosure of geographical areas [line items]
Net operating income	$ 9,244	$ 8,512	$ 10,744